Costs And Expenses by Nature - Summary of Information about Expense by Nature (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense by Nature [line items]
Services provided by third-parties	S/ 1,026,995	S/ 1,566,051	S/ 1,228,678
Salaries, wages and fringe benefits	1,097,258	1,183,610	1,028,030
Purchase of goods	608,497	942,666	862,940
Other management charges	173,251	202,386	418,841
Depreciation	98,504	112,318	97,849
Amortization	98,621	107,499	108,671
Impairment of accounts receivable	32,219	8,183	65,076
Taxes	6,027	9,450	11,031
Impairment of property, plant and equipment	4,950	3,907	5,468
Impairment of investments	38	255
Inventory recovery	(30)	(249)	(26,993)
Total report reclassified	3,146,330	4,136,076	3,799,591
Cost of goods and services [member]
Expense by Nature [line items]
Services provided by third-parties	987,995	1,500,897	1,123,461
Salaries, wages and fringe benefits	1,010,315	1,040,293	901,029
Purchase of goods	608,424	942,633	862,940
Other management charges	158,929	174,678	375,308
Depreciation	90,146	108,066	91,249
Amortization	94,483	101,810	101,378
Impairment of accounts receivable	32,215	8,183	45,658
Taxes	5,956	6,951	8,930
Impairment of property, plant and equipment	4,950	3,907	5,468
Impairment of investments	38	255
Inventory recovery	(30)	(249)	(26,993)
Total report reclassified	2,993,421	3,887,424	3,488,428
Administrative expenses [member]
Expense by Nature [line items]
Services provided by third-parties	39,000	65,154	105,217
Salaries, wages and fringe benefits	86,943	143,317	127,001
Purchase of goods	73	33
Other management charges	14,322	27,708	43,533
Depreciation	8,358	4,252	6,600
Amortization	4,138	5,689	7,293
Impairment of accounts receivable	4	0	19,418
Taxes	71	2,499	2,101
Total report reclassified	S/ 152,909	S/ 248,652	S/ 311,163